Stock Options and Warrants - Series B Price Adjustment - Additional Information (Detail) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 24, 2013	Oct. 17, 2013	Jul. 24, 2013	Jul. 19, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised					9,616,876	5,894,214	16,954,822
Proceeds from exercise of warrants					$ 431,000	$ 339,000	$ 2,386,000
Warrants expired unexercised							6,545,178
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of closing bid price for calculation of exercise price of warrants		20.00%
Closing bid price		$ 0.1815
Adjusted exercise price	$ 0.1452
Number of warrants exercised					1,861,331	5,894,214	16,754,822
Proceeds from exercise of warrants					$ 83,388	$ 339,506	$ 2,356,000
Warrants initial exercise price			$ 0.15	$ 0.15
Warrants expired unexercised	3,245,178
Series B Warrants [Member] | Adjustments [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised							16,754,822
Series B Warrants [Member] | Adjusted Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised	12,304,822
Proceeds from exercise of warrants	$ 1,722,000
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised							4,450,000
Proceeds from exercise of warrants							$ 634,000
Warrants initial exercise price							$ 0.15